Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–153.58%(a)
Alabama–2.72%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$300	$295,919
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,805	1,947,231
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,290	1,376,864
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	1,600	1,378,569
Series 2008, RB(c)	2.00%	01/01/2060	337	17,912
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	4,904,155
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,890	1,912,434
Series 2024 A, RB	5.00%	11/01/2035	2,120	2,214,282
Series 2025 A, RB(b)	5.00%	06/01/2035	1,400	1,432,120
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,790	1,903,583
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	961	974,322
				18,357,391
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	451,126
Arizona–3.10%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(d)	5.00%	07/01/2039	1,520	1,519,939
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2049	500	465,997
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB(d)	5.00%	12/15/2050	680	622,298
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,031,278
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,337,142
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	862,652
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	280	264,225
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	3,805	3,991,740
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	455	397,877
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.38%	07/01/2052	1,505	1,414,640
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	4,295	4,518,627
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,235	4,470,424
				20,896,839
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	689,501
California–15.03%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,050	993,823
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	2,105	1,655,725
Series 2025, GO Bonds(f)	5.00%	03/01/2055	4,290	4,522,711
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,345	1,430,003
Series 2024, RB(b)	5.00%	04/01/2032	1,870	1,984,293
Series 2024, RB(b)	5.00%	10/01/2032	1,610	1,679,042
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	13,950	1,406,581
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,000
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	2,050	342,138
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	5,315	4,766,594
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,474
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	2,115	2,167,112
Series 2018 A, RB(h)	5.00%	12/31/2047	2,550	2,556,875
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $322,030)(d)(i)(j)	5.00%	08/01/2039	320	241,186
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(h)	5.00%	07/01/2027	360	360,215
Series 2012, RB(d)(h)	5.00%	07/01/2030	275	275,158
Series 2012, RB(d)(h)	5.00%	07/01/2037	2,875	2,875,313
Series 2012, RB(d)(h)	5.00%	11/21/2045	3,365	3,365,372
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(d)	5.25%	12/01/2056	1,275	1,275,016
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	8,055	8,698,992
California Health Facilities Financing Authority; Series 2025, RB(f)(k)	5.00%	08/15/2051	5,580	5,858,656
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,710,808
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	1,055	787,836
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	505	505,126
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,955	195,493
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB(h)	5.00%	05/15/2046	1,995	2,051,440
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	2,640	2,852,502
Series 2025, RB(f)	5.25%	12/01/2054	980	1,050,603
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(e)	5.00%	08/01/2050	1,575	1,628,134
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	918,714
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(c)	6.25%	08/01/2043	2,550	2,647,021
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,615	2,807,356
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(e)	4.13%	08/01/2050	5,000	4,850,138
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	50,003
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	6,915	6,421,962
Series 2022 P, RB	3.50%	05/15/2054	2,570	2,069,894
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,620	2,465,826
Series 2025, RB(f)(h)	5.00%	07/01/2048	3,230	3,299,525
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(h)	5.00%	05/01/2038	860	892,781
Series 2019 E, RB(h)	5.00%	05/01/2050	2,980	3,000,507
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	775	824,284
Series 2025, RB(h)	5.50%	05/01/2055	3,140	3,332,814
Series 2026 A, Ref. RB(h)	5.50%	05/01/2056	2,060	2,195,263
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	4,410	1,686,964
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2026	1,350	1,343,580
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGI)(e)	5.00%	09/01/2026	465	467,056
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	4,650	3,847,802
				101,377,711
Colorado–6.61%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	3,040	2,912,542
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	1,051,021
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,210,360
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2048	430	443,764
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	790	829,368
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(d)	5.00%	12/01/2047	$2,140	$2,139,960
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	838,933
Series 2022, RB	6.50%	12/01/2053	725	758,976
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	833,585
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,204,093
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,861,972
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(d)	5.00%	04/01/2035	1,590	1,721,012
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,224
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.50%	03/01/2065	1,000	986,542
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	2,095	1,260,834
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	2,085	2,111,297
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,675	1,203,588
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	504	451,503
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	863	849,264
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2053	735	759,730
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	926	960,812
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	820,741
Penrith Park Metropolitan District;
Series 2025 A, Ref. GO Bonds (INS - BAM)(e)	5.25%	12/01/2040	735	794,496
Series 2025 A, Ref. GO Bonds (INS - BAM)(e)	5.25%	12/01/2045	825	872,434
Series 2025 A, Ref. GO Bonds (INS - BAM)(e)	4.75%	12/01/2054	2,240	2,240,801
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	407,154
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,547,106
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds (INS - AGI)(e)	5.75%	12/01/2054	2,145	2,250,143
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	761,183
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	1,065	1,093,810
Spring Valley Metropolitan District No. 3;
Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2045	1,000	1,038,502
Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.63%	12/01/2054	500	479,419
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM)(e)	5.25%	12/01/2050	945	979,269
Village Metropolitan District (The); Series 2025 A, GO Bonds	5.75%	12/01/2055	500	507,715
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	687,037
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,700	1,704,207
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	484,317
Series 2021 A-2, RB(c)	4.50%	12/01/2041	2,610	2,056,588
				44,606,302
District of Columbia–3.09%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	791,356
District of Columbia Water & Sewer Authority;
Series 2024 B, Ref. VRD RB(l)	2.05%	10/01/2054	4,000	4,000,000
Series 2024 B, Ref. VRD RB(l)	2.05%	10/01/2054	3,385	3,385,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	3,904,694
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,875,003
Washington Metropolitan Area Transit Authority; Series 2025, RB(f)(k)	5.25%	07/15/2053	2,780	2,904,252
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2026, RB(f)(k)	5.25%	07/15/2055	3,770	3,956,347
				20,816,652
Florida–13.87%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	904,913
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	555,955
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2019 A, RB(h)	4.00%	10/01/2049	$955	$860,732
Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,334,579
Series 2022 A, RB	4.00%	10/01/2047	2,715	2,631,342
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	2,845,906
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	1,565	1,674,248
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	2,000	2,085,759
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,548,938
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(d)(h)(i)	12.00%	07/15/2028	975	273,000
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $2,406,659) (INS - AGI)(e)(h)(j)	5.00%	07/01/2044	2,340	2,308,343
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $3,639,748) (INS - AGI)(e)(h)(j)	5.25%	07/01/2053	3,660	3,635,181
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $1,119,817)(h)(j)	5.50%	07/01/2053	1,100	781,000
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	3,200	3,440,963
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,900	2,043,072
Gainesville (City of), FL; Series 2019 A, RB(b)(m)	5.00%	10/01/2029	5	5,364
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	1,715	1,717,645
Series 2024, RB(h)	5.25%	10/01/2048	2,125	2,228,680
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,080,410
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	3,220	3,230,370
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	4,235	4,507,530
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	2,120	2,238,644
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	1,145	1,169,987
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,330	1,328,017
Series 2020 A, Ref. RB	5.75%	08/15/2055	360	353,306
Lee (County of), FL; Series 2026 A-1, RB(h)	5.50%	10/01/2056	3,350	3,507,160
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,465,493
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(h)	5.00%	10/01/2040	1,700	1,723,640
Series 2021, RB	4.00%	10/01/2051	3,975	3,625,197
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	1,655	1,684,746
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	1,065	1,082,624
Series 2025 A, RB(h)	5.50%	10/01/2055	570	599,488
Series 2025, RB(f)	5.00%	07/01/2052	2,970	3,048,931
Series 2025, RB(f)	5.25%	10/01/2054	5,385	5,659,033
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	3,200	2,997,821
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,000	5,003,068
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	2,940	3,034,944
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	3,620	3,766,419
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	570	137,842
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	3,940	899,640
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	485	104,618
Palm Coast (City of), FL utility Revenue; Series 2026, RB(f)	5.00%	10/01/2056	2,580	2,666,412
Reunion East Community Development District; Series 2005, RB(i)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,472,995
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	969,722
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	965	366,568
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,663,482
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	7,225	2,270,718
				93,534,447
Georgia–2.74%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(h)	5.25%	07/01/2044	1,470	1,571,547
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2056	3,965	4,131,467
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	$1,385	$1,433,163
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,446,126
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,575	1,596,186
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	1,605	1,608,380
Series 2023 B, RB(b)	5.00%	03/01/2030	2,360	2,492,807
Series 2024 B, RB(b)	5.00%	03/01/2032	2,145	2,312,531
Series 2024 E, RB(b)	5.00%	12/01/2032	1,800	1,910,306
				18,502,513
Hawaii–1.14%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	4,860	5,129,149
Series 2025, RB(f)(h)	5.50%	07/01/2054	2,385	2,539,621
				7,668,770
Idaho–0.83%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	406,936
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	532,243
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	513,195
Idaho Housing & Finance Association; Series 2025, RB(f)	5.00%	08/15/2049	3,965	4,167,519
				5,619,893
Illinois–4.16%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	460	484,100
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,869,130
Series 2024 A, RB(h)	5.50%	01/01/2059	2,670	2,764,410
Series 2025 E, RB(h)	5.50%	01/01/2055	2,095	2,176,135
Series 2026 A, RB	5.25%	01/01/2056	3,770	3,940,249
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	892,470
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	931,947
Chicago (City of), IL Transit Authority; Series 2026, RB	5.50%	12/01/2056	855	900,589
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,346,937
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	345,112
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,618,973
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,185,483
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	1,657	1,552,680
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB(b)(m)	5.00%	06/01/2026	3,335	3,335,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,125	868,911
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(c)(e)	4.70%	12/15/2037	1,500	1,248,063
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	1,530	1,560,181
				28,020,370
Indiana–1.49%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	3,165	3,399,375
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	2,845,069
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	166,530
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	305	305,296
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	1,015	1,062,758
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	2,175	2,261,761
				10,040,789
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.61%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$785	$543,843
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,670,390
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(m)	5.00%	12/01/2032	3,480	3,943,748
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,016,322
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	336,547
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2055	1,865	1,953,833
PEFA Inc. (Gas); Series 2019, RB(b)(m)	5.00%	09/01/2026	1,380	1,387,668
				10,852,351
Kansas–0.28%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	895,195
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,007,908
				1,903,103
Kentucky–1.68%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(d)(h)	4.70%	01/01/2052	850	805,692
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(e)	5.00%	12/01/2047	665	664,966
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,411,264
Series 2015 A, RB	5.00%	07/01/2040	1,250	1,250,871
Series 2015 A, RB	5.00%	01/01/2045	1,695	1,695,736
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	2,145	2,287,385
Series 2025 B, RB	5.00%	12/01/2033	1,045	1,075,011
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	2,035	2,106,737
				11,297,662
Louisiana–1.48%
Louisiana (State of) Gasoline & Fuels; Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(l)(p)	2.10%	05/01/2043	2,980	2,980,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(d)	3.90%	11/01/2044	840	767,147
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(h)	5.50%	09/01/2059	3,295	3,358,128
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	2,120	2,274,561
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(e)	5.00%	10/01/2048	625	631,488
				10,011,324
Maryland–1.73%
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	988,703
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,304,162
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	845,024
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,280	1,337,761
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 A, RB(h)	5.00%	11/12/2028	500	500,852
Series 2022 B, RB(h)	5.25%	06/30/2055	2,280	2,283,390
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,150,083
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(d)(l)	2.30%	08/15/2033	3,255	3,255,000
				11,664,975
Massachusetts–1.85%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	5,835	6,027,247
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,850,794
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	$2,095	$2,230,150
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	2,340	2,399,984
				12,508,175
Michigan–3.97%
Academy of Warren; Series 2020 A, RB(d)	5.50%	05/01/2050	250	230,950
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	851,613
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,751,847
Series 2024, RB(f)	5.50%	11/15/2049	3,965	4,268,182
Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(l)	1.67%	04/15/2058	3,500	3,500,000
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	350	353,368
Series 2020, Ref. RB	5.00%	06/01/2045	620	594,332
Michigan (State of) Housing Development Authority;
Series 2025, RB(f)	5.10%	10/01/2053	2,480	2,518,617
Series 2025, RB(f)	5.10%	06/01/2056	3,665	3,741,752
Series 2025, RB(f)	5.40%	10/01/2060	3,940	4,080,805
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	2,885	2,887,284
				26,778,750
Minnesota–0.98%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	335,462
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	423,458
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	762,940
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	4,070	4,184,264
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	502,243
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	405,269
				6,613,636
Mississippi–0.40%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	1,060	1,087,709
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,615,758
				2,703,467
Missouri–2.09%
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(b)(m)	5.50%	06/03/2026	1,135	1,135,166
Series 2011, Ref. RB	5.50%	09/01/2028	1,245	1,249,807
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	5,985	6,042,615
Series 2019 B, RB (INS - AGI)(e)(h)	5.00%	03/01/2049	1,270	1,277,002
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	615,284
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	419,235
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,377,224
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	6.00%	10/01/2049	975	979,136
				14,095,469
Nebraska–2.02%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	5,265	5,384,020
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	1,075	1,125,203
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,381,429
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(e)	4.00%	02/01/2051	$2,605	$2,426,192
Omaha Public Power District; Series 2025, RB(f)(k)	5.25%	02/01/2053	3,145	3,310,291
				13,627,135
Nevada–1.34%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	6,745	6,964,706
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,490	1,579,850
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(d)(h)	12.00%	11/02/2026	920	515,200
				9,059,756
New Hampshire–0.87%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,013	2,046,722
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,111,247
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,407,196
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,329,296
				5,894,461
New Jersey–2.47%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	410	410,526
Series 2012, RB(h)	5.75%	09/15/2027	350	350,610
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2027	600	601,330
Series 2013, RB(h)	5.00%	01/01/2028	1,000	1,003,026
Series 2013, RB(h)	5.38%	01/01/2043	1,320	1,321,474
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,745	3,527,963
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,565	1,684,828
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,692,127
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,122,785
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,005	1,948,951
				16,663,620
New York–20.87%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(h)(p)	5.25%	12/31/2033	520	525,388
Empire State Development Corp.; Series 2025, RB(f)	5.00%	03/15/2050	4,655	4,810,706
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	2,816,683
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,724,568
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(g)(n)	0.00%	01/01/2058	2,730	0
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	2,975	2,588,268
New York (City of), NY;
Series 2012, VRD GO Bonds(l)	2.00%	04/01/2042	4,185	4,185,000
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,304,154
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2039	4,680	5,100,467
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,915	2,018,124
New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	1,947,428
New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	3,230	2,963,360
New York (State of) Dormitory Authority;
Series 2018 E, RB(f)	5.00%	03/15/2046	7,240	7,396,807
Series 2026 A, Ref. RB	5.25%	03/15/2056	3,105	3,286,355
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	600	634,125
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	505	547,518
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,200,733
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	2,900	2,993,192
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	420	445,371
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	$5,315	$4,792,786
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.00%	11/15/2053	2,215	2,299,803
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,189,228
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	3,300	3,026,333
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	2,965,068
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,614,809
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	280,098
Series 2010 A, RB(d)	6.25%	06/01/2041	1,474	1,455,105
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	3,912,411
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	7,280	7,285,915
New York State Dormitory Authority; Series 2025, RB(f)	5.50%	03/15/2053	4,710	5,098,575
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	470	470,292
Series 2016, Ref. RB(h)	5.00%	08/01/2031	2,690	2,689,931
Series 2020, Ref. RB(h)	5.25%	08/01/2031	515	537,644
Series 2020, Ref. RB(h)	5.38%	08/01/2036	1,205	1,255,152
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,670	2,728,631
Series 2018, RB(h)	5.00%	01/01/2034	2,560	2,612,227
Series 2018, RB(h)	5.00%	01/01/2036	1,580	1,607,850
Series 2020, RB(h)	4.38%	10/01/2045	1,485	1,422,236
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(h)	5.38%	06/30/2060	2,755	2,768,270
Series 2024, RB(h)	5.50%	06/30/2054	1,975	2,002,920
Series 2024, RB(h)	5.50%	06/30/2060	2,035	2,061,708
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(e)(h)	5.50%	06/30/2059	2,130	2,205,051
Series 2025, RB(h)	6.00%	06/30/2059	2,130	2,246,233
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	5,075	5,074,973
Series 2016 A, RB(h)	5.25%	01/01/2050	3,250	3,250,209
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2036	1,255	1,334,415
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,040	1,096,433
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(h)	5.50%	12/31/2060	85	86,363
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,105	2,130,529
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	3,435	3,708,878
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	977,480
Series 2025, RB(f)	5.25%	05/15/2062	6,650	6,875,914
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	635	682,803
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,516,248
				140,750,768
North Carolina–0.41%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,215	1,242,643
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2051	5,090	1,544,780
				2,787,423
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.34%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	$1,490	$1,311,071
Series 2017 C, RB	5.00%	06/01/2053	1,150	979,923
				2,290,994
Ohio–5.17%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,055	4,412,027
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,060	8,043,962
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,560	1,578,197
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	1,020	1,021,484
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	490	497,444
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(h)	5.50%	01/01/2050	3,575	3,784,502
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,480,689
Series 2017, Ref. RB	5.50%	02/15/2057	1,070	1,070,235
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2054	1,225	1,270,555
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	2,520	2,630,182
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	850	930,604
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	4,190	4,189,722
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,408,374)(d)(i)(j)	6.00%	04/01/2038	1,437	17,960
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,169,983
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,769,395
				34,866,941
Oklahoma–3.08%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGI)(e)(g)	0.00%	02/01/2031	1,000	846,321
Series 2002, RB (INS - AGI)(e)(g)	0.00%	02/01/2034	3,970	2,955,310
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	2,095	2,230,838
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,816,952
Oklahoma (State of) Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,900	2,032,131
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	5,150	5,578,903
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	1,135	1,054,546
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	430	430,063
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	815	815,120
				20,760,184
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(d)	6.00%	10/05/2040	942	957,339
Oregon–0.62%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	2,270	2,262,633
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,815	1,900,756
				4,163,389
Pennsylvania–3.37%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(e)(h)	5.50%	01/01/2048	1,740	1,830,095
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	985,639
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	850	554,651
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	650	660,142
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,565	2,595,153
Series 2022, RB (INS - AGI)(e)(h)	5.00%	12/31/2057	1,285	1,291,768
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	$695	$625,574
Series 2026 A, Ref. RB	5.25%	12/15/2051	2,725	2,847,445
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,268,771
Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,617,774
Series 2021 A, RB	4.00%	12/01/2050	1,155	1,042,585
Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	1,310	1,313,364
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(b)(m)	5.00%	05/01/2027	745	760,406
Series 2017, RB	5.00%	11/01/2047	770	770,079
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,204,918
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(d)	5.00%	06/15/2050	500	469,098
Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	815	883,384
				22,720,846
Puerto Rico–5.26%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,110	2,142,019
Series 2002, RB	5.63%	05/15/2043	1,890	1,916,479
Series 2005 A, RB(g)	0.00%	05/15/2050	7,500	1,564,819
Series 2005 B, RB(g)	0.00%	05/15/2055	3,240	400,722
Series 2008 A, RB(g)	0.00%	05/15/2057	26,415	1,221,152
Series 2008 B, RB(g)	0.00%	05/15/2057	31,765	993,784
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,601,133
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,235,659
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	733,880
Subseries 2022, RN(g)	0.00%	11/01/2043	141	97,813
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	4,545	4,648,592
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,890	1,714,568
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,685	2,091,008
Series 2018 A-1, RB(g)	0.00%	07/01/2046	10,495	3,830,845
Series 2018 A-1, RB(g)	0.00%	07/01/2051	13,770	3,698,296
Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,268,733
Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,692,829
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,555,576
Series 2019 A-2, RB	4.78%	07/01/2058	1,075	1,035,605
				35,443,512
Rhode Island–0.54%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,000,583
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,634,378
				3,634,961
South Carolina–0.90%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,525	2,705,788
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	430	429,993
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	645	684,319
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	2,145	2,230,322
				6,050,422
South Dakota–1.00%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,600,473
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–(continued)
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	$1,280	$1,282,256
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,401,908
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,455,403
				6,740,040
Tennessee–3.47%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,700	1,760,811
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,331,113
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,469,974
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	3,730	4,078,489
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,700,301
Memphis (City of), TN Memphis Light Gas & Water Division Electr; Series 2025, RB(f)	5.00%	12/01/2055	1,755	1,813,965
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(h)	5.00%	07/01/2054	485	487,691
Series 2026 B, RB(h)	5.25%	07/01/2056	2,095	2,157,782
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	3,190	3,384,707
Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,238,515
				23,423,348
Texas–16.89%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,815	1,643,066
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,500	1,557,274
Austin Community College District; Series 2025, GO Bonds(f)	5.25%	08/01/2055	3,140	3,293,981
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,357,340
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,259,409
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,403,545
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	645	671,089
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	2,053,720
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(h)	5.50%	11/01/2050	1,885	2,000,445
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,120,102
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,623,207
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,260	2,065,813
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	440	414,186
Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,815	1,668,834
Series 2024, RB (INS - BAM)(e)	4.38%	10/01/2054	1,260	1,184,890
Harris (County of), TX; Series 2025, RB(f)(k)	5.25%	08/15/2054	4,705	4,989,282
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(e)(h)	5.25%	07/01/2048	2,195	2,283,112
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	525	554,710
Series 2026 C, Ref. RB	5.25%	09/01/2051	525	550,323
Series 2026 C, Ref. RB (INS - AGI)(e)	5.50%	09/01/2058	1,050	1,119,208
Series 2026 C, Ref. RB	5.50%	09/01/2058	1,050	1,110,441
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(h)	5.50%	07/15/2038	530	566,440
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(h)	4.00%	07/01/2041	740	693,597
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	625	641,743
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,673,110
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	2,095	2,154,504
Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,127,132
Lower Colorado River Authority; Series 2026, Ref. RB	5.25%	05/15/2056	1,830	1,921,725
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	2,345	2,483,075
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(h)	4.63%	10/01/2031	$3,395	$3,401,731
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(f)	5.50%	08/15/2049	4,230	4,568,565
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB (Acquired 04/06/2017; Cost $1,026,774)(j)	5.00%	07/01/2047	1,000	720,866
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $57,734)(i)(j)	7.50%	11/15/2037	65	65,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,756,533)(i)(j)	2.00%	11/15/2061	1,834	898,838
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	795,354
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	1,020,346
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,839,374
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2051	1,280	1,008,205
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	1,255	1,256,385
Series 2017, Ref. RB	5.00%	01/01/2047	790	786,446
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	265,873
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,759,975
Series 2020, RB	5.25%	10/01/2055	2,855	2,757,415
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	4,100	3,917,731
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	1,080	1,167,628
Series 2025, RB(f)	5.25%	02/01/2046	1,660	1,777,995
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB(f)(k)	5.50%	02/01/2050	2,110	2,256,866
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	485	485,540
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	525	525,484
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	968,604
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,663,857
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,895	1,895,282
Series 2016, Ref. RB	5.00%	05/15/2045	1,000	982,572
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(i)(j)	6.38%	02/15/2048	2,460	1,998,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	105,200
Series 2020, Ref. RB	6.75%	11/15/2051	105	98,821
Series 2020, Ref. RB	6.88%	11/15/2055	105	100,146
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2044	3,500	1,451,695
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	3,170	3,269,952
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	4,260	4,446,144
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(h)	5.50%	06/30/2040	2,000	2,108,508
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	3,405	3,663,102
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,000
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	3,150	2,853,224
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	4,270	3,821,747
				113,898,524
Utah–2.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	500	413,916
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(k)	5.50%	06/01/2050	2,400	2,610,584
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	416,484
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	1,890	1,897,729
Series 2021 A, RB(h)	5.00%	07/01/2046	1,055	1,080,115
Series 2023 A, RB(h)	5.50%	07/01/2053	3,695	3,865,055
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,327,806
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	$1,000	$1,019,052
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	5.00%	01/01/2054	1,723	1,747,626
				15,378,367
Virginia–2.89%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,462,336
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(e)	5.25%	07/01/2053	1,385	1,440,707
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	645	646,266
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	2,017,950
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,527,124
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	01/01/2038	2,000	2,092,433
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	1,780	1,801,807
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,005	990,100
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,480	1,469,652
Series 2017, RB(h)	5.00%	12/31/2056	5,170	5,055,170
				19,503,545
Washington–3.59%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	1,150	1,230,936
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.25%	01/01/2038	1,680	1,704,587
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	680	726,957
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	3,515	3,367,998
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(e)(g)	0.00%	12/01/2029	2,120	1,916,585
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	1,080	1,143,258
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,421,650
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,850	3,005,238
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,444,207
Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,846,489
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2064	1,060	1,074,116
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	550	512,981
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	455	405,357
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,443	1,390,321
				24,190,680
West Virginia–0.48%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $977,739)(d)(j)	7.50%	06/01/2043	1,025	1,082,466
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,171,314
				3,253,780
Wisconsin–4.56%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(d)	6.88%	04/01/2051	660	645,457
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	8,300	2,552,789
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	25,455	4,616,501
Series 2022, RB(d)	5.25%	12/15/2061	2,170	2,134,023
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	3,106,127
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,706,458
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority; Series 2025, RB(h)	6.50%	12/31/2065	$3,190	$3,543,045
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(i)	6.75%	08/01/2031	1,155	808,500
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	899	899,850
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB(h)	5.75%	12/31/2065	1,070	1,109,762
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	790	789,978
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(i)	6.38%	01/01/2048	835	375,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,155,461
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,138,237
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,025	1,025,810
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,075	3,125,610
				30,733,358
Total Municipal Obligations (Cost $1,040,007,718)				1,035,804,609
			Shares
Exchange-Traded Funds–1.10%
Invesco Intermediate Municipal ETF(q)			65,800	3,407,453
Invesco Rochester High Yield Municipal ETF(q)			77,786	3,965,639
Total Exchange-Traded Funds (Cost $7,342,171)				7,373,092

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(n)			7,620	13,355
TOTAL INVESTMENTS IN SECURITIES(r)–154.68% (Cost $1,047,349,889)				1,043,191,056
FLOATING RATE NOTE OBLIGATIONS–(19.38)%
Notes with interest and fee rates ranging from 2.11% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062(s)				(130,725,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.06)%				(249,972,374)
OTHER ASSETS LESS LIABILITIES–1.76%				11,934,375
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$674,428,057
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $56,137,758, which represented 8.32% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $4,678,986, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $11,749,590, which represented 1.74% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,799,820. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$3,457,461	$-	$-	$(50,008)	$-	$3,407,453	$30,379
Invesco Rochester High Yield Municipal ETF	4,003,646	-	-	(38,007)	-	3,965,639	50,755
Total	$7,461,107	$-	$-	$(88,015)	$-	$7,373,092	$81,134

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.71%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $183,533,465 are held by TOB Trusts and serve as collateral for the $130,725,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,035,438,041	$366,568	$1,035,804,609
Exchange-Traded Funds	7,373,092	—	—	7,373,092
Common Stocks & Other Equity Interests	—	—	13,355	13,355
Total Investments in Securities	7,373,092	1,035,438,041	379,923	1,043,191,056
Other Investments - Assets
Investments Matured	—	219,375	—	219,375
Total Investments	$7,373,092	$1,035,657,416	$379,923	$1,043,410,431
Invesco Municipal Opportunity Trust